Inventory	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Inventory [Abstract]
INVENTORY

6. INVENTORY

Inventory is stated at the lower of cost or market value. Cost is determined using the first-in, first-out method. Inventory consists of the following:

	December 31,	March 31,
(In thousands)	2011	2011
Raw materials	$14,259	$3,100
Work in process	12,141	5,843
Finished goods (1)	19,209	11,127
Consigned-out inventory (2)	500	355
Total inventory	$46,109	$20,425

(1)	At December 31, 2011 and March 31, 2011, the Company had $1.2 million and $2.0 million, respectively, of finished goods inventory located at its third-party warehouse and shipping service provider.

(2)	At December 31, 2011 and March 31, 2011, consigned-out inventory relates to VIVITROL® inventory in the distribution channel for which the Company has not recognized revenue.

6.	INVENTORY

Inventory consists of the following:

	March 31,
	2011	2010
	(In thousands)

Raw materials	$3,100	$4,130
Work in process	5,843	7,788
Finished goods(1)	11,127	8,501
Consigned-out inventory(2)	355	234

Inventory	$20,425	$20,653

(1)	At March 31, 2011 and 2010, the Company had $2.0 and 0.7 million, respectively, of finished goods inventory located at its third party warehouse and shipping service provider.

(2)	At March 31, 2011 and 2010, consigned-out inventory relates to VIVITROL inventory in the distribution channel for which the Company had not recognized revenue.